Financial Information - Washington Federal, Inc. - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Assets
Other assets	$ 210,989	$ 196,494
Total assets	16,474,910	15,865,724
Liabilities
Total liabilities	14,441,915	13,868,816
Shareholders’ equity
Total shareholders’ equity	2,032,995	1,996,908	$ 2,005,688	$ 1,975,731
Total liabilities and shareholders’ equity	16,474,910	15,865,724
Parent Company
Assets
Cash	38,721	20,334
Other assets	5,000	0
Investment in subsidiary	1,989,274	1,980,062
Total assets	2,032,995	2,000,396
Liabilities
Other liabilities	0	3,488
Total liabilities	0	3,488
Shareholders’ equity
Total shareholders’ equity	2,032,995	1,996,908
Total liabilities and shareholders’ equity	$ 2,032,995	$ 2,000,396